Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Consolidated Adjusted EBITDAX to Income (Loss) before Income Taxes
Below is a reconciliation of consolidated Adjusted EBITDAX to income (loss) before income taxes for the years ended December 31:

millions	2018	2017	2016
Income (loss) before income taxes	$1,485	$(1,688)	$(3,829)
(Gains) losses on divestitures, net	(20)	(674)	757
Exploration expense (1)	459	2,535	944
DD&A	4,254	4,279	4,301
Impairments	800	408	227
Interest expense	947	932	890
Total (gains) losses on derivatives, net, less net cash from settlement of commodity derivatives	(407)	156	559
Restructuring and reorganization-related charges	53	21	389
Other operating expense	—	—	1
(Gains) losses on early extinguishment of debt	(2)	2	155
Certain other nonoperating items	—	—	(58)
Less net income (loss) attributable to noncontrolling interests	137	245	263
Consolidated Adjusted EBITDAX	$7,432	$5,726	$4,073

(1)	Includes reorganization-related charges of $20 million for the year ended December 31, 2018.

Schedule of Segment Reporting Information by Segment
The following summarizes selected financial information for Anadarko’s reporting segments:

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2018
Sales revenues	$11,404	$1,610	$56	$13,070
Intersegment revenues	81	690	(771)	—
Other	(4)	211	85	292
Total revenues and other (1)	11,481	2,511	(630)	13,362
Operating costs and expenses (2)	3,896	1,019	328	5,243
Net cash from settlement of commodity derivatives	—	—	545	545
Other (income) expense, net (3)	—	(8)	21	13
Net income (loss) attributable to noncontrolling interests	—	—	137	137
Total expenses and other	3,896	1,011	1,031	5,938
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	8	8
Adjusted EBITDAX	$7,585	$1,500	$(1,653)	$7,432
Net properties and equipment	$18,276	$8,410	$1,929	$28,615
Capital expenditures	$4,103	$1,912	$170	$6,185
Goodwill	$4,343	$446	$—	$4,789

(1)	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.

(2)
Operating costs and expenses excludes exploration expense, DD&A, impairments, reorganization-related charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.

(3)	Other (income) expense, net excludes reorganization-related charges since these expenses are excluded from Adjusted EBITDAX.

27. Segment Information (Continued)

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2017
Sales revenues	$8,952	$1,824	$193	$10,969
Intersegment revenues	21	606	(627)	—
Other	15	189	61	265
Total revenues and other (1)	8,988	2,619	(373)	11,234
Operating costs and expenses (2)	3,517	1,423	318	5,258
Net cash from settlement of commodity derivatives	—	—	(27)	(27)
Other (income) expense, net (3)	—	—	26	26
Net income (loss) attributable to noncontrolling interests	—	—	245	245
Total expenses and other	3,517	1,423	562	5,502
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	(6)	(6)
Adjusted EBITDAX	$5,471	$1,196	$(941)	$5,726
Net properties and equipment	$18,729	$6,766	$1,956	$27,451
Capital expenditures	$3,785	$1,409	$106	$5,300
Goodwill	$4,343	$446	$—	$4,789
2016
Sales revenues	$7,152	$1,146	$149	$8,447
Intersegment revenues	4	795	(799)	—
Other	(5)	154	30	179
Total revenues and other (1)	7,151	2,095	(620)	8,626
Operating costs and expenses (2)	3,485	955	136	4,576
Net cash from settlement of commodity derivatives	—	—	(265)	(265)
Other (income) expense, net (3)	—	—	(13)	(13)
Net income (loss) attributable to noncontrolling interests	—	—	263	263
Total expenses and other	3,485	955	121	4,561
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	8	8
Adjusted EBITDAX	$3,666	$1,140	$(733)	$4,073
Net properties and equipment	$24,391	$5,658	$2,119	$32,168
Capital expenditures	$2,689	$551	$74	$3,314
Goodwill	$4,550	$450	$—	$5,000

(1)	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.

(2)	Operating costs and expenses excludes exploration expense, DD&A, impairments, restructuring charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.

(3)	Other (income) expense, net excludes certain other nonoperating items and restructuring charges since these items are excluded from Adjusted EBITDAX.

Schedule of Sales Revenues by Geographic Areas
The following represents Anadarko’s sales revenues (based on the origin of the sales) and net properties and equipment by geographic area:

	Years Ended December 31,
millions	2018	2017	2016
Sales Revenues
United States	$10,659	$9,176	$7,049
Algeria	1,596	1,249	1,103
Other International	815	544	295
Total sales revenues	$13,070	$10,969	$8,447

Schedule of Net Properties and Equipment by Geographic Areas

	December 31,
millions	2018	2017
Net Properties and Equipment
United States	$25,891	$24,382
Algeria	808	965
Other International (1)	1,916	2,104
Total net properties and equipment	$28,615	$27,451

(1)	Includes $519 million of capitalized costs related to the Mozambique LNG project at December 31, 2018.